Commitments and Contingent Liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 ILS (₪)	Oct. 07, 2024 USD ($)	Oct. 07, 2024 ILS (₪)
Commitments and Contingent Liabilities [Line Items]
Royalties provision
Grants were received
Unpaid compensation and contractual entitlements			195	₪ 620
Unpaid fees			$ 55	₪ 175
Claims total outstanding amounts	65					₪ 207
ASIC designer [Member]
Commitments and Contingent Liabilities [Line Items]
Royalties received (in Euro) | €		€ 50
Royalties sold, component	$ 213	€ 200
IIA [Member]
Commitments and Contingent Liabilities [Line Items]
Fund received					$ 5,600
Contingent liability					6,199
BIRD Foundation [Member]
Commitments and Contingent Liabilities [Line Items]
Fund received					114
Contingent liability					$ 209
Director [Member]
Commitments and Contingent Liabilities [Line Items]
Derivative amount							$ 784	₪ 2,500